Retirement Benefit and Other Post-retirement Obligations - Summary of of Quoted and Non Quoted Market Price (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	49.00%	48.00%
No quoted market price	51.00%	52.00%
Insurance [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	31.00%	33.00%
Equities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	18.00%	16.00%
No quoted market price	0.00%	0.00%
Fixed-interest securities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	9.00%	8.00%
No quoted market price	0.00%	0.00%
Property [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	5.00%	5.00%
Pooled asset investment funds (including LDI) [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	22.00%	24.00%
No quoted market price	0.00%	0.00%
Infrastructure [Member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	11.00%	11.00%
Cash and cash equivalents [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	2.00%	1.00%
Other [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	2.00%	2.00%